Related parties and other major shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of outstanding balances with related parties

Outstanding balances with AstraZeneca as of December 31, 2024 and December 31, 2025 are as follows:

$ in thousands	AstraZeneca
	As of December 31,
ASSETS	2024	2025
Total non-current assets	-	-
Trade receivables	6,053	12,786
Total current assets	6,053	12,786
TOTAL ASSETS	6,053	12,786
LIABILITIES
Non-current financial liabilities	-	-
Total non-current liabilities	-	-
Current financial liabilities	-	-
Deferred income and contract liabilities	112,155	96,766
Total current liabilities	112,155	96,766
TOTAL LIABILITIES	112,155	96,766

Outstanding balances with Bpifrance were as follows:

$ in thousands	Bpifrance
	As of December 31,
ASSETS	2024	2025
Total non-current assets	-	-
Total current assets	-	-
TOTAL ASSETS	-	-
LIABILITIES
Non-current financial liabilities	4,358	4,042
Total non-current liabilities	4,358	4,042
Current financial liabilities	12,716	7,555
Total current liabilities	12,716	7,555
TOTAL LIABILITIES	17,074	11,597